UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER
Report Pursuant to Section 15G of the Securities Exchange Act of 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

[X] Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period January 1, 2025 to December 31, 2025

February 6, 2026
Date of Report

Greystone Senior Debt Operating Partnership LP (formerly known as Greystone Senior Debt Opportunity Operating Partnership LP)
(Exact name of securitizer as specified in its charter)

None	0001784703
(Commission File Number of securitizer)	(Central Index Key Number of securitizer)

Jeffrey Baevsky, (212) 649-9782

(Name and telephone number, including area code, of the person to contact in connection with this filing)

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) [_]

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) [_]

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) [X]

Item 1.02 Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure

Pursuant to Rule 15Ga-1(c)(2), Greystone Senior Debt Operating Partnership LP (formerly known as Greystone Senior Debt Opportunity Operating Partnership LP) has indicated by check mark that there is no activity for the annual period.

Explanatory Note:

This Form ABS-15G contains all applicable Reportable Information (as defined below) that we possess or can acquire without unreasonable effort or expense.  We have gathered the information set forth in this Form ABS-15G by, among other things, (i) identifying asset-backed securities transactions that fall within the scope of Rule 15Ga-1 for which we are a securitizer and that are not covered by a filing to be made by an affiliated securitizer (“Covered Transactions”) and  (ii) gathering information in our records regarding demands for repurchase or replacement of pool assets in Covered Transactions for breaches of representations or warranties concerning those pool assets (“Repurchases”) that is required to be reported on Form ABS-15G (“Reportable Information”).  Any applicable Reportable Information that is not contained herein is unknown and is not available to us without unreasonable effort or expense.  The information in this Form-ABS 15G has not been verified by any third party.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Date: February 6, 2026

Greystone Senior Debt Operating Partnership LP, a Delaware limited partnership (formerly known as Greystone Senior Debt Opportunity Operating Partnership LP)

(Securitizer)

By: Greystone Senior Debt Associates LLC, its General Partner

By:/s/ Jeffrey Baevsky Name: Jeffrey Baevsky Title: Senior Officer in Charge of Securitization